Leases (Details 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average remaining lease term (years)	6 years 11 months 12 days	7 years 9 months 7 days
Weighted average discount rate	3.85%	4.50%